Nature of the Business (Details) - USD ($)			6 Months Ended
	Jul. 14, 2023	Nov. 05, 2021	Jun. 30, 2023	Sep. 30, 2023	Apr. 25, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature of the Business (Details) [Line Items]
Acquired the federal mining amount		$ 100,000		$ 206,000		$ 100,000	$ 100,000
Price per share (in Dollars per share)	$ 0.015
Acquired the federal mining amount		$ 100,000	$ 106,000
Sage Minerals LLC, [Member]
Nature of the Business (Details) [Line Items]
Ownership percentage					100.00%
Maximum [Member]
Nature of the Business (Details) [Line Items]
Stockholders amount	$ 160,000,000
Minimum [Member]
Nature of the Business (Details) [Line Items]
Stockholders amount	$ 120,000,000